GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Goodwill at the beginning of the year		96,255,546		77,782,117
Additions due to acquisitions		90,590,680		18,473,429
Impairment of goodwill (note 7)	(890,342)	(5,524,213)
Goodwill at the end of the year	$ 29,223,804	181,322,013		96,255,546	77,782,117